Fair Value Measurements - Other Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	$ 73,581.0	$ 74,021.7	$ 70,769.7
Loans	4,043.1	3,559.3	2,162.9
Derivatives	2,077.0	2,374.5	2,660.9
Derivatives	1,670.6	1,944.2	1,955.8
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Limited partnerships/corporations	468.5	465.1	599.6
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	6,643.3	8,442.0	5,286.6
Derivatives	2,077.0	2,374.5	2,660.9
Other investments	166.7	167.0	215.1
Assets held in separate accounts	103,098.3	97,667.4	88,714.5
Other derivatives	1,670.6	1,944.2	1,955.8
Short-term debt	321.2	1,064.6	1,054.6
Long-term debt	3,440.8	3,171.1	1,343.1
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Limited partnerships/corporations	468.5	465.1	599.6
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	6,643.3	8,442.0	5,286.6
Derivatives	2,077.0	2,374.5	2,660.9
Other investments	173.5	173.7	220.1
Assets held in separate accounts	103,098.3	97,667.4	88,714.5
Other derivatives	1,670.6	1,944.2	1,955.8
Short-term debt	323.6	1,070.6	1,054.6
Long-term debt	3,677.2	3,386.2	1,448.5
Funding agreements without fixed maturities and deferred annuities(1) | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	49,798.5	50,133.7	50,872.6
Funding agreements without fixed maturities and deferred annuities(1) | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	55,996.7	56,851.0	55,014.7
Funding agreements with fixed maturities and guaranteed investment contracts | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,924.5	3,784.0	5,559.0
Funding agreements with fixed maturities and guaranteed investment contracts | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,826.2	3,671.0	5,261.0
Supplementary contracts, immediate annuities and other | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,131.4	3,109.2	3,037.0
Supplementary contracts, immediate annuities and other | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,473.5	3,482.3	3,311.9
FIA | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,561.7	1,434.3	1,304.9
FIA | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,561.7	1,434.3	1,304.9
GMAB/GMWB/GMWBL | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,628.6	2,035.4	2,272.2
GMAB/GMWB/GMWBL | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,628.6	2,035.4	2,272.2
Stabilizer and MCGs | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	78.0	102.0	221.0
Stabilizer and MCGs | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	78.0	102.0	221.0
Mortgage loans on real estate | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	8,949.4	8,662.3	8,691.1
Mortgage loans on real estate | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	9,215.2	8,954.8	8,943.7
Loans - Dutch State obligation | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans		0	1,792.7
Loans - Dutch State obligation | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans		0	1,806.4
Policy loans | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	2,204.4	2,200.3	2,263.9
Policy loans | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	2,204.4	2,200.3	2,263.9
Fixed maturities, available-for-sale, including securities pledged | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	75,073.4	75,287.1	72,669.4
Fixed maturities, available-for-sale, including securities pledged | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	75,073.4	75,287.1	72,669.4
Equity securities, available-for-sale | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	282.3	340.1	353.8
Equity securities, available-for-sale | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	282.3	340.1	353.8
Reinsurance agreements | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives	154.8	169.5	137.2
Reinsurance agreements | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives	$ 154.8	$ 169.5	$ 137.2